Subsidiaries (Details) - Schedule of group's material subsidiaries		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Nano Dimension Technologies Ltd. [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Principal location of the company's activity		Israel
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension IP Ltd. [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Principal location of the company's activity		Israel
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension USA Inc. [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Principal location of the company's activity		USA
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension (HK) Limited [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Principal location of the company's activity		Asia-Pacific
The Group's ownership interest in the subsidiary		100.00%	100.00%
Nano Dimension GmbH [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Principal location of the company's activity		Germany
The Group's ownership interest in the subsidiary		100.00%	100.00%
J.A.M.E.S GmbH [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Principal location of the company's activity	[1]	Germany
The Group's ownership interest in the subsidiary	[1]	50.00%	0.00%
DeepCube Ltd [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Principal location of the company's activity	[2]	Israel
The Group's ownership interest in the subsidiary	[2]	100.00%	0.00%
NanoFabrica Ltd [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Principal location of the company's activity	[2]	Israel
The Group's ownership interest in the subsidiary	[2]	100.00%	0.00%
Essemtec AG [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Principal location of the company's activity	[2]	Switzerland
The Group's ownership interest in the subsidiary	[2]	100.00%	0.00%
Nano Dimension Swiss [Member]
Subsidiaries (Details) - Schedule of group's material subsidiaries [Line Items]
Principal location of the company's activity	[3]	Switzerland
The Group's ownership interest in the subsidiary	[3]	100.00%	0.00%

[1]	On June 30, 2021, the Company signed an agreement with Hensoldt AG, under which the two companies agreed to jointly own and manage a joint venture company, named J.A.M.E.S GmbH (“JAMES”). The object of JAMES is the development of an electronic designer’s community that will exchange designs and methodologies for manufacturing, component integration, and materials for Printed Electronics (PE) and Additively Manufactured Electronics (AME). Although the Company owns 50% of JAMES and has 50% of their voting power, the Company’s management has determined that the Company controls JAMES, by virtue of an agreement with JAMES’s other shareholder (50%). This agreement gives the company the current ability to direct relevant activities of JAMES, among other things by giving the Company a casting vote in JAMES’s advisory board, which is the governing body that directs the relevant activities.
[2]	See Note 9B.
[3]	Nano Dimension Swiss was incorporated by the Company in 2021 and its main activity is holding a property in Switzerland, which is rented to Essemtec.